Cash, cash equivalents and restricted cash	12 Months Ended
Aug. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash
6.	Cash, cash equivalents and restricted cash

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Cash in bank	1,158,044	29,626	4,586
Restricted cash in bank <i>	187,241	355,017	54,953
	1,345,285	384,643	59,539

<i>	This related to cash deposits in the bank accounts that are frozen by court order as the Company was subject to multiple legal proceedings, administrative proceedings, claims and other litigation as a result of overdue payments to service providers and loans payable to the lenders.